Streaming transactions (Details) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018 USD ($) agreement	Dec. 31, 2018 USD ($)	Aug. 31, 2016 installment
Deferred revenue-Cobalt stream transaction
Number of agreements entered into | agreement		2
Proceeds from streaming transactions			$ 690
Additional payment to be received on each pound of finished cobalt delivered (as a percent)	20.00%	20.00%
Number of identifiable components in gold transaction | installment				2
Voisey's Bay mine
Deferred revenue-Cobalt stream transaction
Right to cobalt extracted (as a percent)	75.00%
Proceeds from streaming transactions		$ 690
Wheaton | Salobo copper mine
Deferred revenue-Cobalt stream transaction
Additional rights to gold extracted (as a percent)				25.00%
Rights to gold extracts held by WPM (as a percent)				75.00%
Wheaton | Sudbury nickel mine
Deferred revenue-Cobalt stream transaction
Rights to gold extracts held by WPM (as a percent)				70.00%